Trading Activities - Summary of Gross and Net Amounts Recognized Relating to Assets and Liabilities of Partnership's Derivative Instruments and Transactions Eligible for Offset Subject to Master Netting Agreements or Similar Agreements (Detail) - USD ($)
	Dec. 31, 2017	Dec. 31, 2016
Derivative [Line Items]
Gross Amounts Recognized	$ 9,747,286	$ 7,848,215
Gross Amounts Offset in the Statements of Financial Condition	(3,930,608)	(5,023,872)
Net Amounts Presented in the Statements of Financial Condition	5,816,678	2,824,343
Gross Amounts Not Offset in the Statements of Financial Condition, Assets, Financial Instruments	0	0
Gross Amounts Not Offset in the Statements of Financial Condition, Assets, Cash Collateral (Received)/Pledged	0	0
Net Amount, Assets	5,816,678	2,824,343
Gross Amounts Recognized	(3,930,608)	(5,023,872)
Gross Amounts Offset in the Statements of Financial Condition	3,930,608	5,023,872
Net Amounts Presented in the Statements of Financial Condition	0	0
Gross Amounts Not Offset in the Statements of Financial Condition, Liabilities, Financial Instruments	0	0
Gross Amounts Not Offset in the Statements of Financial Condition, Liabilities, Cash Collateral (Received)/Pledged	0	0
Net Amount, Liabilities	0	0
Net fair value	5,816,678	2,824,343
Futures Contracts [Member]
Derivative [Line Items]
Gross Amounts Recognized	6,470,501	4,631,978
Gross Amounts Offset in the Statements of Financial Condition	(1,945,563)	(1,950,039)
Net Amounts Presented in the Statements of Financial Condition	4,524,938	2,681,939
Gross Amounts Not Offset in the Statements of Financial Condition, Assets, Financial Instruments	0	0
Gross Amounts Not Offset in the Statements of Financial Condition, Assets, Cash Collateral (Received)/Pledged	0	0
Net Amount, Assets	4,524,938	2,681,939
Gross Amounts Recognized	(1,945,563)	(1,950,039)
Gross Amounts Offset in the Statements of Financial Condition	1,945,563	1,950,039
Net Amounts Presented in the Statements of Financial Condition	0	0
Gross Amounts Not Offset in the Statements of Financial Condition, Liabilities, Financial Instruments	0	0
Gross Amounts Not Offset in the Statements of Financial Condition, Liabilities, Cash Collateral (Received)/Pledged	0	0
Net Amount, Liabilities	0	0
Forward Contracts [Member]
Derivative [Line Items]
Gross Amounts Recognized	3,276,785	3,216,237
Gross Amounts Offset in the Statements of Financial Condition	(1,985,045)	(3,073,833)
Net Amounts Presented in the Statements of Financial Condition	1,291,740	142,404
Gross Amounts Not Offset in the Statements of Financial Condition, Assets, Financial Instruments	0	0
Gross Amounts Not Offset in the Statements of Financial Condition, Assets, Cash Collateral (Received)/Pledged	0	0
Net Amount, Assets	1,291,740	142,404
Gross Amounts Recognized	(1,985,045)	(3,073,833)
Gross Amounts Offset in the Statements of Financial Condition	1,985,045	3,073,833
Net Amounts Presented in the Statements of Financial Condition	0	0
Gross Amounts Not Offset in the Statements of Financial Condition, Liabilities, Financial Instruments	0	0
Gross Amounts Not Offset in the Statements of Financial Condition, Liabilities, Cash Collateral (Received)/Pledged	0	0
Net Amount, Liabilities	$ 0	$ 0